ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING (Tables)	12 Months Ended
Dec. 31, 2012
Share Issuance Activities

The Company’s share issuance activities in 2010 are summarized as follows:

Date	Issuance to	Number of ADSs	Number of ordinary shares	Total proceeds		Net proceeds
				(US$’000)	(RMB’000)	(US$’000)	(RMB’000)

September 2010	Hanwha Solar	*	36,455,089	78,171	524,606	76,044	510,331
November 2010	Hanwha Solar	*	45,981,604	82,767	549,481	82,767	549,481

		*	82,436,693	160,938	1,074,087	158,811	1,059,812
November 2010	Public	9,200,000	46,000,000	82,800	549,858	78,505	521,302

		9,200,000	128,436,693	243,738	1,623,945	237,316	1,581,114

*	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.